Changes in Nonvested Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted-average grant-date fair value per share
Granted	$ 11.54	$ 15.26	$ 14.45
Unvested Options
Share
Nonvested stock options outstanding, at beginning of the year	5,348,347
Granted	1,744,446
Vested	(2,027,193)
Forfeited or Cancelled	(99,570)
Nonvested stock options outstanding, at end of the year	4,966,030
Weighted-average grant-date fair value per share
Nonvested stock options weighted average grant date fair value at beginning of the year	$ 15.48
Granted	$ 11.54
Vested	$ 15.81
Forfeited or Cancelled	$ 13.65
Nonvested stock options weighted average grant date fair value at end of the year	$ 14.00